Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and payroll-related	$ 7,246	$ 7,792	$ 3,879
Accrued interest	233	5,365	4,215
Contingent consideration, current	6,905	1,500
Sales taxes	1,146	649	1,916
Deferred rent	112	583	17
Other	3,654	1,432	321
Accrued expenses and other current liabilities	$ 19,296	$ 17,321	$ 10,348